Financial instruments and related risk management (Related risk management) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,595,941,000	$ 947,365,000
Financial liabilities	(1,901,557,000)	(2,053,773,000)
Gain (loss) on derivatives	95,017,000	(183,103,000)
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	1,114,860,000	600,462,000	$ 566,809,000
Short-term investments	99,603,000	0
Accounts receivable	360,312,000	346,800,000
Derivative assets	$ 21,166,000	103,000
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in CAD$	5.00%
Currency risk [Member] | Cash And Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 207,370,000
Gain (loss), foreign exchange	10,368,000
Currency risk [Member] | Accounts receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	317,839,000
Gain (loss), foreign exchange	15,892,000
Currency risk [Member] | Accounts Payable And Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(501,457,000)
Gain (loss), foreign exchange	(25,073,000)
Currency risk [Member] | Net Foreign Currency Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,922,000
Gain (loss), foreign exchange	(153,023,000)
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	(757,000)
Credit risk [Member]
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	1,114,860,000	600,462,000
Short-term investments	99,603,000	0
Accounts receivable	343,974,000	318,126,000
Derivative assets	$ 21,166,000	$ 103,000